Interest in Other Entities (Details) - Schedule of additional information about subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Jeffs’ Brands Ltd. [Member]
Interest in Other Entities (Details) - Schedule of additional information about subsidiaries [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by non- controlling interest	49.97%	49.97%
Eventer Ltd. [Member]
Interest in Other Entities (Details) - Schedule of additional information about subsidiaries [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by non- controlling interest	53.79%	52.31%
Charging Robotics Ltd. [Member]
Interest in Other Entities (Details) - Schedule of additional information about subsidiaries [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by non- controlling interest
GERD IP Inc [Member]
Interest in Other Entities (Details) - Schedule of additional information about subsidiaries [Line Items]
Main place of the business	USA	USA
Ownership rights held by non- controlling interest	10.00%	10.00%
Gix Internet Ltd [Member]
Interest in Other Entities (Details) - Schedule of additional information about subsidiaries [Line Items]
Main place of the business	Israel
Ownership rights held by non- controlling interest	57.31%